Document and Entity Information	12 Months Ended
Aug. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2013
Registrant Name	SIT U S GOVERNMENT SECURITIES FUND INC
Central Index Key	0000809981
Amendment Flag	false
Document Creation Date	Jul 29, 2013
Document Effective Date	Aug 1, 2013
Prospectus Date	Aug 1, 2013

SIT U S GOVERNMENT SECURITIES FUND INC | SIT U S GOVERNMENT SECURITIES FUND INC
SUMMARY INFORMATION SIT U.S. GOVERNMENT SECURITIES FUND
INVESTMENT OBJECTIVE
The Fund seeks high current income and safety of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SIT U S GOVERNMENT SECURITIES FUND INC
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SIT U S GOVERNMENT SECURITIES FUND INC
Management Fees	0.80%
Total Annual Fund Operating Expenses	0.80%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SIT U S GOVERNMENT SECURITIES FUND INC	82	256	446	993

PORTFOLIO TURNOVER
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.67% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing exclusively in U.S. government securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

The Fund invests a substantial portion of its assets in pass-through securities. Pass-through securities are formed when mortgages or other debt instruments are pooled together and undivided interests in the pool are sold to investors, such as the Fund. Pass-through Summary — Sit U.S. Government Securities Fund securities in which the Fund invests include mortgage-backed securities such as those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). GNMA is an agency of the U.S. government and its securities are backed by the full faith and credit of the U.S. government. FNMA and FHLMC are U.S. government sponsored enterprises and their securities are backed by their credit. Other types of U.S. government securities in which the Fund may invest include U.S. Treasury securities, U.S. government agency collateralized mortgage obligations and other U.S. government agency securities.

In selecting securities for the Fund, the Fund’s investment adviser (the “Adviser “) seeks securities providing high current income relative to yields currently available in the market. In making purchase and sales decisions for the Fund, the Adviser considers their economic outlook and interest rate forecast, as well as their evaluation of a security’s prepayment risk, yield, maturity, and liquidity. The Adviser attempts to maintain an average effective duration for the portfolio of approximately 2 to 5 years. Duration is a measure of total price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 15 and 25 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Adviser believes that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity.
PRINCIPAL INVESTMENT RISKS
As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund.

The principal risks of investing in the Fund are as follows:
  Credit Risk: The issuers or guarantors of securities (including U.S. government agencies and instrumentalities issuing securities that are not guaranteed by the full faith and credit of the U.S. government) owned by the Fund may default on the payment of principal or interest, or the other party to a contract may default on its obligations to the Fund, causing the value of the Fund to decrease.
  Income Risk: The income you earn from the Fund may decline due to declining interest rates.
  Interest Rate Risk: An increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.
  Liquidity Risk: The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of an inability to sell certain debt securities with more limited trading opportunities at a favorable price or time. Recent events have caused the markets for some debt securities to experience lower valuations and reduced liquidity. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading may also lead to greater price volatility.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  Prepayment and Extension Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates.
  U.S. Government Securities Risk: Securities purchased by the Fund issued by Fannie Mae and Freddie Mac are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. There is a risk that the U.S. government will not provide financial support to U.S. government agencies or instrumentalities if it is not obligated to do so by law.
  Valuation Risk: The Fund may hold securities for which prices from pricing services may be unavailable or are deemed unreliable, in which case the Fund’s procedures for valuing investments provide that the Adviser shall use the fair value of such securities for valuing investments. There is a risk that the fair value determined by the Adviser or the price determined by the pricing service may be different than the actual sale prices of such securities.

HISTORICAL PERFORMANCE
The following tables provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance.

The table includes returns both before and after taxes. After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced. The benchmark is an unmanaged index, has no expenses, and it is not possible to invest directly in an index.
Annual Total Returns for calendar years ended December 31

The Fund’s year-to-date return as of 6/30/13 (not annualized) was -1.75%. Best Quarter: 3.05% (1Q08). Worst Quarter: -0.58% (2Q04).
Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
SIT U S GOVERNMENT SECURITIES FUND INC	2.67%	4.63%	4.12%
SIT U S GOVERNMENT SECURITIES FUND INC Return after taxes on distributions	2.01%	3.41%	2.82%
SIT U S GOVERNMENT SECURITIES FUND INC Return after taxes on distributions and sale of Fund shares	1.73%	3.24%	2.75%
SIT U S GOVERNMENT SECURITIES FUND INC Barclays Intermediate Government Index (reflects no deduction for fees, expenses or taxes)	1.73%	4.51%	4.10%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SIT U S GOVERNMENT SECURITIES FUND INC
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
SIT U S GOVERNMENT SECURITIES FUND INC | SIT U S GOVERNMENT SECURITIES FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION SIT U.S. GOVERNMENT SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income and safety of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.67% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.67%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing exclusively in U.S. government securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

The Fund invests a substantial portion of its assets in pass-through securities. Pass-through securities are formed when mortgages or other debt instruments are pooled together and undivided interests in the pool are sold to investors, such as the Fund. Pass-through Summary — Sit U.S. Government Securities Fund securities in which the Fund invests include mortgage-backed securities such as those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). GNMA is an agency of the U.S. government and its securities are backed by the full faith and credit of the U.S. government. FNMA and FHLMC are U.S. government sponsored enterprises and their securities are backed by their credit. Other types of U.S. government securities in which the Fund may invest include U.S. Treasury securities, U.S. government agency collateralized mortgage obligations and other U.S. government agency securities.

		In selecting securities for the Fund, the Fund’s investment adviser (the “Adviser “) seeks securities providing high current income relative to yields currently available in the market. In making purchase and sales decisions for the Fund, the Adviser considers their economic outlook and interest rate forecast, as well as their evaluation of a security’s prepayment risk, yield, maturity, and liquidity. The Adviser attempts to maintain an average effective duration for the portfolio of approximately 2 to 5 years. Duration is a measure of total price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 15 and 25 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Adviser believes that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund.

The principal risks of investing in the Fund are as follows:
  Credit Risk: The issuers or guarantors of securities (including U.S. government agencies and instrumentalities issuing securities that are not guaranteed by the full faith and credit of the U.S. government) owned by the Fund may default on the payment of principal or interest, or the other party to a contract may default on its obligations to the Fund, causing the value of the Fund to decrease.
  Income Risk: The income you earn from the Fund may decline due to declining interest rates.
  Interest Rate Risk: An increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.
  Liquidity Risk: The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of an inability to sell certain debt securities with more limited trading opportunities at a favorable price or time. Recent events have caused the markets for some debt securities to experience lower valuations and reduced liquidity. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading may also lead to greater price volatility.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  Prepayment and Extension Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates.
  U.S. Government Securities Risk: Securities purchased by the Fund issued by Fannie Mae and Freddie Mac are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. There is a risk that the U.S. government will not provide financial support to U.S. government agencies or instrumentalities if it is not obligated to do so by law.
  Valuation Risk: The Fund may hold securities for which prices from pricing services may be unavailable or are deemed unreliable, in which case the Fund’s procedures for valuing investments provide that the Adviser shall use the fair value of such securities for valuing investments. There is a risk that the fair value determined by the Adviser or the price determined by the pricing service may be different than the actual sale prices of such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following tables provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance.

The table includes returns both before and after taxes. After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced. The benchmark is an unmanaged index, has no expenses, and it is not possible to invest directly in an index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date return as of 6/30/13 (not annualized) was -1.75%. Best Quarter: 3.05% (1Q08). Worst Quarter: -0.58% (2Q04).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
SIT U S GOVERNMENT SECURITIES FUND INC | SIT U S GOVERNMENT SECURITIES FUND INC | SIT U S GOVERNMENT SECURITIES FUND INC
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	446
10 Years	rr_ExpenseExampleYear10	993
2003	rr_AnnualReturn2003	1.19%
2004	rr_AnnualReturn2004	3.35%
2005	rr_AnnualReturn2005	2.49%
2006	rr_AnnualReturn2006	4.13%
2007	rr_AnnualReturn2007	6.92%
2008	rr_AnnualReturn2008	5.13%
2009	rr_AnnualReturn2009	7.78%
2010	rr_AnnualReturn2010	4.91%
2011	rr_AnnualReturn2011	2.72%
2012	rr_AnnualReturn2012	2.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.58%)
1 Year	rr_AverageAnnualReturnYear01	2.67%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	4.12%
SIT U S GOVERNMENT SECURITIES FUND INC | SIT U S GOVERNMENT SECURITIES FUND INC | Return after taxes on distributions | SIT U S GOVERNMENT SECURITIES FUND INC
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%
5 Years	rr_AverageAnnualReturnYear05	3.41%
10 Years	rr_AverageAnnualReturnYear10	2.82%
SIT U S GOVERNMENT SECURITIES FUND INC | SIT U S GOVERNMENT SECURITIES FUND INC | Return after taxes on distributions and sale of Fund shares | SIT U S GOVERNMENT SECURITIES FUND INC
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	3.24%
10 Years	rr_AverageAnnualReturnYear10	2.75%
SIT U S GOVERNMENT SECURITIES FUND INC | SIT U S GOVERNMENT SECURITIES FUND INC | Barclays Intermediate Government Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	4.10%

SIT MUTUAL FUNDS II INC | Sit Quality Income Fund
SUMMARY INFORMATION SIT QUALITY INCOME FUND
INVESTMENT OBJECTIVE
The Fund seeks high current income and safety of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SIT MUTUAL FUNDS II INC Sit Quality Income Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SIT MUTUAL FUNDS II INC Sit Quality Income Fund
Management Fees	0.90%
Total Annual Fund Operating Expenses	0.90%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SIT MUTUAL FUNDS II INC Sit Quality Income Fund	92	288	500	1,112

PORTFOLIO TURNOVER
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the three months ended March 31, 2013, the Fund’s portfolio turnover rate was 37.44% (not annualized) of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing under normal market conditions at least 80% of its assets in debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage and other asset-backed securities.

The Fund invests at least 50% of its assets in U.S. government debit securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities. The balance of the Fund’s assets will be invested in investment grade debt securities issued by corporations and municipalities, and mortgage and other asset backed securities. Investment grade debt securities are rated at the time of purchase within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by the Fund’s investment adviser (the “Adviser”). The Fund’s dollar-weighted average portfolio quality is expected to be “A” or better.

The U.S. government securities in which the Fund will invest include direct obligations of the U.S. Treasury and securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises. The Fund will invest in pass-through securities. Pass-through securities include mortgage-backed securities such as those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). GNMA is an agency of the U.S. government and its securities are backed by the full faith and credit of the U.S. government. FNMA and FHLMC are U.S. government sponsored enterprises and their securities are backed by their credit.

The Fund may invest in securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid by the Adviser. The Fund may seek to hedge the Fund’s duration by investing in interest rate futures and options, but no in excess of 5% of the Fund’s net assets.

In selecting securities for the Fund, the Adviser seeks securities providing relatively high current income. In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a security’s credit quality, yield, maturity, liquidity and the security’s sector. The Adviser attempts to maintain an average effective duration for the portfolio of approximately 0 to 2 years. The Adviser’s duration target within this range is based on its interest rate forecast. Duration is a measure of total price sensitivity relative to changes in interest rates. Portfolios with shorter durations are typically less sensitive to changes in interest rates.
PRINCIPAL INVESTMENT RISKS
As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund.

The principal risks of investing in the Fund are as follows:
  Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
  Credit Risk: The issuers or guarantors of securities (including U.S. government agencies and instrumentalities issuing securities that are not guaranteed by the full faith and credit of the U.S. government) owned by the Fund may default on the payment of principal or interest, or the other party to a contract may default on its obligations to the Fund, causing the value of the Fund to decrease.
  Income Risk: The income you earn from the Fund may decline due to declining interest rates.
  Interest Rate Risk: An increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.
  Liquidity Risk: The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of an inability to sell certain debt securities with more limited trading opportunities at a favorable price or time. Recent events have caused the markets for some debt securities to experience lower valuations and reduced liquidity. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading may also lead to greater price volatility.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  Prepayment and Extension Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates.
  Reinvestment Risk: Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.
  Rule 144A Securities Risk: The value and liquidity of these securities may be adversely affected in the event that the number of qualified institutional buyers interested in purchaseing 144A securities is limited, the Fund might be able to dispose of such securities promptly or at reasonable prices, and they may be subject to greater volatility.
  U.S. Government Securities Risk: Securities purchased by the Fund issued by Fannie Mae and Freddie Mac are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. There is a risk that the U.S. government will not provide financial support to U.S. government agencies or instrumentalities if it is not obligated to do so by law.
  Valuation Risk: The Fund may hold securities for which prices from pricing services may be unavailable or are deemed unreliable, in which case the Fund’s procedures for valuing investments provide that the Adviser shall use the fair value of such securities for valuing investments. There is a risk that the fair value determined by the Adviser or the price determined by the pricing service may be different than the actual sale prices of such securities.

HISTORICAL PERFORMANCE
The Fund’s inception was December 31, 2012 and therefore there is no annual performance information to report at this time. The Fund’s year-to-date return as of June 30, 2013 was 0.24% (not annualized).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SIT U S GOVERNMENT SECURITIES FUND INC
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
SIT MUTUAL FUNDS II INC | Sit Quality Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION SIT QUALITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income and safety of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the three months ended March 31, 2013, the Fund’s portfolio turnover rate was 37.44% (not annualized) of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.44%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing under normal market conditions at least 80% of its assets in debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage and other asset-backed securities.

The Fund invests at least 50% of its assets in U.S. government debit securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities. The balance of the Fund’s assets will be invested in investment grade debt securities issued by corporations and municipalities, and mortgage and other asset backed securities. Investment grade debt securities are rated at the time of purchase within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by the Fund’s investment adviser (the “Adviser”). The Fund’s dollar-weighted average portfolio quality is expected to be “A” or better.

The U.S. government securities in which the Fund will invest include direct obligations of the U.S. Treasury and securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises. The Fund will invest in pass-through securities. Pass-through securities include mortgage-backed securities such as those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). GNMA is an agency of the U.S. government and its securities are backed by the full faith and credit of the U.S. government. FNMA and FHLMC are U.S. government sponsored enterprises and their securities are backed by their credit.

The Fund may invest in securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid by the Adviser. The Fund may seek to hedge the Fund’s duration by investing in interest rate futures and options, but no in excess of 5% of the Fund’s net assets.

In selecting securities for the Fund, the Adviser seeks securities providing relatively high current income. In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a security’s credit quality, yield, maturity, liquidity and the security’s sector. The Adviser attempts to maintain an average effective duration for the portfolio of approximately 0 to 2 years. The Adviser’s duration target within this range is based on its interest rate forecast. Duration is a measure of total price sensitivity relative to changes in interest rates. Portfolios with shorter durations are typically less sensitive to changes in interest rates.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund.

The principal risks of investing in the Fund are as follows:
  Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
  Credit Risk: The issuers or guarantors of securities (including U.S. government agencies and instrumentalities issuing securities that are not guaranteed by the full faith and credit of the U.S. government) owned by the Fund may default on the payment of principal or interest, or the other party to a contract may default on its obligations to the Fund, causing the value of the Fund to decrease.
  Income Risk: The income you earn from the Fund may decline due to declining interest rates.
  Interest Rate Risk: An increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.
  Liquidity Risk: The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of an inability to sell certain debt securities with more limited trading opportunities at a favorable price or time. Recent events have caused the markets for some debt securities to experience lower valuations and reduced liquidity. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading may also lead to greater price volatility.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  Prepayment and Extension Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates.
  Reinvestment Risk: Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.
  Rule 144A Securities Risk: The value and liquidity of these securities may be adversely affected in the event that the number of qualified institutional buyers interested in purchaseing 144A securities is limited, the Fund might be able to dispose of such securities promptly or at reasonable prices, and they may be subject to greater volatility.
  U.S. Government Securities Risk: Securities purchased by the Fund issued by Fannie Mae and Freddie Mac are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. There is a risk that the U.S. government will not provide financial support to U.S. government agencies or instrumentalities if it is not obligated to do so by law.
  Valuation Risk: The Fund may hold securities for which prices from pricing services may be unavailable or are deemed unreliable, in which case the Fund’s procedures for valuing investments provide that the Adviser shall use the fair value of such securities for valuing investments. There is a risk that the fair value determined by the Adviser or the price determined by the pricing service may be different than the actual sale prices of such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund’s inception was December 31, 2012 and therefore there is no annual performance information to report at this time. The Fund’s year-to-date return as of June 30, 2013 was 0.24% (not annualized).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund’s inception was December 31, 2012 and therefore there is no annual performance information to report at this time.
SIT MUTUAL FUNDS II INC | Sit Quality Income Fund | Sit Quality Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	500
10 Years	rr_ExpenseExampleYear10	1,112
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.24%

SIT MUTUAL FUNDS II INC | Sit Tax-Free Income Fund
SUMMARY INFORMATION SIT TAX-FREE INCOME FUND
INVESTMENT OBJECTIVE
The Fund seeks high current income that is exempt from federal income tax consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SIT MUTUAL FUNDS II INC Sit Tax-Free Income Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SIT MUTUAL FUNDS II INC Sit Tax-Free Income Fund
Management Fees		0.80%
Acquired Fund Fees and Expenses	[1]	0.10%
Total Annual Fund Operating Expenses		0.90%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's Financial Highlights, which does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SIT MUTUAL FUNDS II INC Sit Tax-Free Income Fund	92	288	500	1,112

PORTFOLIO TURNOVER
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.75% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from both regular federal income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities. Municipal securities are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia, 9 and their political subdivisions, agencies, and instrumentalities.

The Fund invests both in revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund generally invests a significant portion of its assets in obligations of municipal housing authorities, which include single family and multi-family mortgage revenue bonds, revenue bonds of health care-related facilities, and revenue bonds of educational institutions, which include higher education institutions, public, private and charter schools, and student loan-backed bonds.

The Fund primarily invests in securities rated investment-grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund’s investment adviser (the “Adviser”). Investment-grade securities are rated within the four highest grades by the major rating agencies. However, the Fund may invest up to 25% of its assets in municipal securities rated below investment grade (commonly referred to as junk bonds) or determined to be of comparable quality by the Adviser, but the Fund may not invest in securities rated lower than B3 by Moody’s Investors Service, or B- by Standard and Poor’s or Fitch Ratings, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest in closed-end funds which invest in the same types of securities in which the Fund may invest directly.

In selecting securities for the Fund, the Adviser seeks securities providing high tax-exempt income. The Adviser attempts to maintain an average effective duration for the portfolio of approximately 3 to 8 years. Duration is a measure of total price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. The Adviser’s economic outlook and interest rate forecast, as well as their evaluation of a security’s structure, credit quality, yield, maturity, and liquidity, are all factors considered when making investment decisions.

The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 10 and 20 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Adviser believes that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity.
PRINCIPAL INVESTMENT RISKS
As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund.

The principal risks of investing in the Fund are as follows:
  Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
  Credit Risk: The issuers or guarantors of securities owned by the Fund may default on the payment of principal or interest, or experience a decline in credit quality, causing the value of the Fund to decrease.
  High-Yield Risk: The Fund may invest up to 25% of its assets in municipal securities rated below investment-grade or if nonrated, determined to be of comparable quality by the Adviser. Debt securities rated below investment-grade are commonly known as junk bonds. Junk bonds are considered predominately speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness.
  Income Risk: The income you earn from the Fund may decline due to declining interest rates.
  Interest Rate Risk: An increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.
  Liquidity Risk: The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of an inability to sell certain debt securities with more limited trading opportunities at a favorable price or time, including high yield securities that have received ratings below investment grade. Recent events have caused the markets for some debt securities to experience lower valuations and reduced liquidity. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading may also lead to greater price volatility.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  Political, Economic and Tax Risk: Because the Fund invests primarily in municipal securities issued by states and their political subdivisions, the Fund may be particularly affected by the political and economic conditions and developments in those states. Since the Fund primarily invests in municipal securities, the value of the Fund may be more adversely affected than other funds by future changes in federal or state income tax laws.
  Revenue Bond Risk: The revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. In particular, weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for the payment of principal and interest on certain multi-family housing authority bonds.
  Sector Concentration Risk: Because the Fund may invest a significant portion of their assets in health care facility bonds, housing authority bonds, and education bonds, the Fund may be more affected by events influencing these sectors than a fund that is more diversified across numerous sectors.
  Valuation Risk: The Fund may hold securities for which prices from pricing services may be unavailable or are deemed unreliable, in which case the Fund’s procedures for valuing investments provide that the Adviser shall use the fair value of such securities for valuing investments. There is a risk that the fair value determined by the Adviser or the price determined by the pricing service may be different than the actual sale prices of such securities.

HISTORICAL PERFORMANCE
The following tables provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance.

The table includes returns both before and after taxes. After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced. The benchmark is an unmanaged index, has no expenses, and it is not possible to invest directly in an index.
Annual Total Returns for calendar years ended December 31

The Fund’s year-to-date return as of 6/30/13 (not annualized) was -3.68%. Best Quarter: 9.71% (3Q09). Worst Quarter: -11.66% (4Q08).
Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns SIT MUTUAL FUNDS II INC	1 Year	5 Years	10 Years
Sit Tax-Free Income Fund	9.93%	5.17%	3.97%
Sit Tax-Free Income Fund Return after taxes on distributions	9.90%	5.16%	3.96%
Sit Tax-Free Income Fund Return after taxes on distributions and sale of Fund shares	8.00%	5.05%	3.98%
Sit Tax-Free Income Fund Barclays 5-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.97%	5.28%	4.26%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SIT U S GOVERNMENT SECURITIES FUND INC
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
SIT MUTUAL FUNDS II INC | Sit Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION SIT TAX-FREE INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income that is exempt from federal income tax consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.75% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.75%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from both regular federal income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities. Municipal securities are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia, 9 and their political subdivisions, agencies, and instrumentalities.

The Fund invests both in revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund generally invests a significant portion of its assets in obligations of municipal housing authorities, which include single family and multi-family mortgage revenue bonds, revenue bonds of health care-related facilities, and revenue bonds of educational institutions, which include higher education institutions, public, private and charter schools, and student loan-backed bonds.

The Fund primarily invests in securities rated investment-grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund’s investment adviser (the “Adviser”). Investment-grade securities are rated within the four highest grades by the major rating agencies. However, the Fund may invest up to 25% of its assets in municipal securities rated below investment grade (commonly referred to as junk bonds) or determined to be of comparable quality by the Adviser, but the Fund may not invest in securities rated lower than B3 by Moody’s Investors Service, or B- by Standard and Poor’s or Fitch Ratings, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest in closed-end funds which invest in the same types of securities in which the Fund may invest directly.

In selecting securities for the Fund, the Adviser seeks securities providing high tax-exempt income. The Adviser attempts to maintain an average effective duration for the portfolio of approximately 3 to 8 years. Duration is a measure of total price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. The Adviser’s economic outlook and interest rate forecast, as well as their evaluation of a security’s structure, credit quality, yield, maturity, and liquidity, are all factors considered when making investment decisions.

		The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 10 and 20 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Adviser believes that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund.

The principal risks of investing in the Fund are as follows:
  Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
  Credit Risk: The issuers or guarantors of securities owned by the Fund may default on the payment of principal or interest, or experience a decline in credit quality, causing the value of the Fund to decrease.
  High-Yield Risk: The Fund may invest up to 25% of its assets in municipal securities rated below investment-grade or if nonrated, determined to be of comparable quality by the Adviser. Debt securities rated below investment-grade are commonly known as junk bonds. Junk bonds are considered predominately speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness.
  Income Risk: The income you earn from the Fund may decline due to declining interest rates.
  Interest Rate Risk: An increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.
  Liquidity Risk: The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of an inability to sell certain debt securities with more limited trading opportunities at a favorable price or time, including high yield securities that have received ratings below investment grade. Recent events have caused the markets for some debt securities to experience lower valuations and reduced liquidity. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading may also lead to greater price volatility.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  Political, Economic and Tax Risk: Because the Fund invests primarily in municipal securities issued by states and their political subdivisions, the Fund may be particularly affected by the political and economic conditions and developments in those states. Since the Fund primarily invests in municipal securities, the value of the Fund may be more adversely affected than other funds by future changes in federal or state income tax laws.
  Revenue Bond Risk: The revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. In particular, weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for the payment of principal and interest on certain multi-family housing authority bonds.
  Sector Concentration Risk: Because the Fund may invest a significant portion of their assets in health care facility bonds, housing authority bonds, and education bonds, the Fund may be more affected by events influencing these sectors than a fund that is more diversified across numerous sectors.
  Valuation Risk: The Fund may hold securities for which prices from pricing services may be unavailable or are deemed unreliable, in which case the Fund’s procedures for valuing investments provide that the Adviser shall use the fair value of such securities for valuing investments. There is a risk that the fair value determined by the Adviser or the price determined by the pricing service may be different than the actual sale prices of such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following tables provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance.

The table includes returns both before and after taxes. After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced. The benchmark is an unmanaged index, has no expenses, and it is not possible to invest directly in an index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date return as of 6/30/13 (not annualized) was -3.68%. Best Quarter: 9.71% (3Q09). Worst Quarter: -11.66% (4Q08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
SIT MUTUAL FUNDS II INC | Sit Tax-Free Income Fund | Sit Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	500
10 Years	rr_ExpenseExampleYear10	1,112
2003	rr_AnnualReturn2003	2.87%
2004	rr_AnnualReturn2004	3.96%
2005	rr_AnnualReturn2005	3.30%
2006	rr_AnnualReturn2006	3.54%
2007	rr_AnnualReturn2007	0.26%
2008	rr_AnnualReturn2008	(15.77%)
2009	rr_AnnualReturn2009	22.42%
2010	rr_AnnualReturn2010	2.49%
2011	rr_AnnualReturn2011	10.73%
2012	rr_AnnualReturn2012	9.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.66%)
1 Year	rr_AverageAnnualReturnYear01	9.93%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	3.97%
SIT MUTUAL FUNDS II INC | Sit Tax-Free Income Fund | Return after taxes on distributions | Sit Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.90%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	3.96%
SIT MUTUAL FUNDS II INC | Sit Tax-Free Income Fund | Return after taxes on distributions and sale of Fund shares | Sit Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.00%
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	3.98%
SIT MUTUAL FUNDS II INC | Sit Tax-Free Income Fund | Barclays 5-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	5.28%
10 Years	rr_AverageAnnualReturnYear10	4.26%

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's Financial Highlights, which does not include Acquired Fund Fees and Expenses.

SIT MUTUAL FUNDS II INC | Sit Minnesota Tax-Free Income Fund
SUMMARY INFORMATION SIT MINNESOTA TAX-FREE INCOME FUND
INVESTMENT OBJECTIVE
The Fund seeks high current income that is exempt from federal regular income tax and Minnesota regular personal income tax consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SIT MUTUAL FUNDS II INC Sit Minnesota Tax-Free Income Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SIT MUTUAL FUNDS II INC Sit Minnesota Tax-Free Income Fund
Management Fees		0.80%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.81%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's Financial Highlights, which does not include Acquired Fund Fees and Expenses

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SIT MUTUAL FUNDS II INC Sit Minnesota Tax-Free Income Fund	83	260	451	1,005

PORTFOLIO TURNOVER
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.13% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax and Minnesota regular personal income tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities. The Fund may invest up to 20% of its assets in securities that generate interest income subject to both Minnesota and federal alternative minimum tax (“AMT”). Investors subject to AMT treat the Fund’s income subject to AMT as an item of tax preference in computing their alternative minimum taxable income.

The Fund substantially invests in municipal securities issued by the state of Minnesota and its political subdivisions. The Fund invests in both general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality, and in revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source. The Fund generally invests a significant portion of its assets in obligations of municipal housing authorities, which include single family and multi-family mortgage revenue bonds, revenue bonds of health care-related facilities, and revenue bonds of educational institutions, which include higher education institutions, public, private and charter schools, and student loan-backed bonds.

The Fund primarily invests in securities rated investment-grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund’s investment adviser (the “Adviser”). Investment-grade securities are rated within the four highest grades by the major rating agencies. However, the Fund may invest up to 30% of its assets in municipal securities rated below investment-grade (commonly referred to as junk bonds) or determined to be of comparable quality by the Adviser, but the Fund may not invest in securities rated lower than B3 by Moody’s Investors Service, or B- by Standard and Poor’s or Fitch Ratings or, if unrated, determined by the Adviser to be of comparable quality.

In selecting securities for the Fund, the Adviser seeks securities providing high current tax-exempt income. In making purchase and sales decisions for the Fund, the Adviser considers their economic outlook and interest rate forecast, as well as their evaluation of a security’s structure, credit quality, yield, maturity, and liquidity. The Adviser attempts to maintain an average effective duration for the portfolio of approximately 3 to 8 years. Duration is a measure of total price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates.

The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 10 and 20 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Adviser believes that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity.
PRINCIPAL INVESTMENT RISKS
As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund.

The principal risks of investing in the Fund are as follows:
  Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
  Credit Risk: The issuers or guarantors of securities owned by the Fund may default on the payment of principal or interest, or experience a decline in credit quality, causing the value of the Fund to decrease.
  High-Yield Risk The Fund may invest up to 30% of its assets in municipal securities rated below investment-grade, or if non-rated, determined to be of comparable quality by the Adviser. Debt securities rated below investment-grade are commonly known as junk bonds. Junk bonds are considered predominately speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness.
  Income Risk: The income you earn from the Fund may decline due to declining interest rates.
  Interest Rate Risk: An increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.
  Liquidity Risk: The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of an inability to sell certain debt securities with more limited trading opportunities at a favorable price or time, including high yield securities that have received ratings below investment grade. Recent events have caused the markets for some debt securities to experience lower valuations and reduced liquidity. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading may also lead to greater price volatility.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  Minnesota State Specific Risk: The Fund substantially invests in municipal securities issued by the state of Minnesota and its political subdivisions. The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. The State has had substantial budget deficits in prior bienniums, and planning estimates suggest additional deficits in future years.
  Nondiversification Risk: The Fund is nondiversified, as is typical of single-state funds. This means that the Fund may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.
  Political, Economic and Tax Risk: Because the Fund invests primarily in municipal securities issued by states and their political subdivisions, the Fund may be particularly affected by the political and economic conditions and developments in those states. Since the Fund primarily invests in municipal securities, the value of the Fund may be more adversely affected than other funds by future changes in federal or state income tax laws.
  Revenue Bond Risk: The revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. In particular, weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for the payment of principal and interest on certain multi-family housing authority bonds.
  Sector Concentration Risk: Because the Fund may invest a significant portion of their assets in health care facility bonds, housing authority bonds, and education bonds, the Fund may be more affected by events influencing these sectors than a fund that is more diversified across numerous sectors.
  Valuation Risk: The Fund may hold securities for which prices from pricing services may be unavailable or are deemed unreliable, in which case the Fund’s procedures for valuing investments provide that the Adviser shall use the fair value of such securities for valuing investments. There is a risk that the fair value determined by the Adviser or the price determined by the pricing service may be different than the actual sale prices of such securities.

HISTORICAL PERFORMANCE
The following tables provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance.

The table includes returns both before and after taxes. After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. The benchmark is an unmanaged index, has no expenses, and it is not possible to invest directly in an index.
Annual Total Returns for calendar years ended December 31

The Fund’s year-to-date return as of 6/30/13 (not annualized) was -2.41%. Best Quarter: 8.51% (3Q09). Worst Quarter: -7.75% (4Q08).
Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns SIT MUTUAL FUNDS II INC	1 Year	5 Years	10 Years
Sit Minnesota Tax-Free Income Fund	7.24%	5.93%	4.80%
Sit Minnesota Tax-Free Income Fund Return after taxes on distributions	7.23%	5.92%	4.80%
Sit Minnesota Tax-Free Income Fund Return after taxes on distributions and sale of Fund shares	6.06%	5.70%	4.73%
Sit Minnesota Tax-Free Income Fund Barclays 5-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.97%	5.28%	4.26%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SIT U S GOVERNMENT SECURITIES FUND INC
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
SIT MUTUAL FUNDS II INC | Sit Minnesota Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION SIT MINNESOTA TAX-FREE INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income that is exempt from federal regular income tax and Minnesota regular personal income tax consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.13% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.13%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax and Minnesota regular personal income tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities. The Fund may invest up to 20% of its assets in securities that generate interest income subject to both Minnesota and federal alternative minimum tax (“AMT”). Investors subject to AMT treat the Fund’s income subject to AMT as an item of tax preference in computing their alternative minimum taxable income.

The Fund substantially invests in municipal securities issued by the state of Minnesota and its political subdivisions. The Fund invests in both general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality, and in revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source. The Fund generally invests a significant portion of its assets in obligations of municipal housing authorities, which include single family and multi-family mortgage revenue bonds, revenue bonds of health care-related facilities, and revenue bonds of educational institutions, which include higher education institutions, public, private and charter schools, and student loan-backed bonds.

The Fund primarily invests in securities rated investment-grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund’s investment adviser (the “Adviser”). Investment-grade securities are rated within the four highest grades by the major rating agencies. However, the Fund may invest up to 30% of its assets in municipal securities rated below investment-grade (commonly referred to as junk bonds) or determined to be of comparable quality by the Adviser, but the Fund may not invest in securities rated lower than B3 by Moody’s Investors Service, or B- by Standard and Poor’s or Fitch Ratings or, if unrated, determined by the Adviser to be of comparable quality.

In selecting securities for the Fund, the Adviser seeks securities providing high current tax-exempt income. In making purchase and sales decisions for the Fund, the Adviser considers their economic outlook and interest rate forecast, as well as their evaluation of a security’s structure, credit quality, yield, maturity, and liquidity. The Adviser attempts to maintain an average effective duration for the portfolio of approximately 3 to 8 years. Duration is a measure of total price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates.

		The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 10 and 20 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Adviser believes that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund.

The principal risks of investing in the Fund are as follows:
  Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
  Credit Risk: The issuers or guarantors of securities owned by the Fund may default on the payment of principal or interest, or experience a decline in credit quality, causing the value of the Fund to decrease.
  High-Yield Risk The Fund may invest up to 30% of its assets in municipal securities rated below investment-grade, or if non-rated, determined to be of comparable quality by the Adviser. Debt securities rated below investment-grade are commonly known as junk bonds. Junk bonds are considered predominately speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness.
  Income Risk: The income you earn from the Fund may decline due to declining interest rates.
  Interest Rate Risk: An increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.
  Liquidity Risk: The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of an inability to sell certain debt securities with more limited trading opportunities at a favorable price or time, including high yield securities that have received ratings below investment grade. Recent events have caused the markets for some debt securities to experience lower valuations and reduced liquidity. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading may also lead to greater price volatility.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  Minnesota State Specific Risk: The Fund substantially invests in municipal securities issued by the state of Minnesota and its political subdivisions. The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. The State has had substantial budget deficits in prior bienniums, and planning estimates suggest additional deficits in future years.
  Nondiversification Risk: The Fund is nondiversified, as is typical of single-state funds. This means that the Fund may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.
  Political, Economic and Tax Risk: Because the Fund invests primarily in municipal securities issued by states and their political subdivisions, the Fund may be particularly affected by the political and economic conditions and developments in those states. Since the Fund primarily invests in municipal securities, the value of the Fund may be more adversely affected than other funds by future changes in federal or state income tax laws.
  Revenue Bond Risk: The revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. In particular, weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for the payment of principal and interest on certain multi-family housing authority bonds.
  Sector Concentration Risk: Because the Fund may invest a significant portion of their assets in health care facility bonds, housing authority bonds, and education bonds, the Fund may be more affected by events influencing these sectors than a fund that is more diversified across numerous sectors.
  Valuation Risk: The Fund may hold securities for which prices from pricing services may be unavailable or are deemed unreliable, in which case the Fund’s procedures for valuing investments provide that the Adviser shall use the fair value of such securities for valuing investments. There is a risk that the fair value determined by the Adviser or the price determined by the pricing service may be different than the actual sale prices of such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk: The Fund is nondiversified, as is typical of single-state funds. This means that the Fund may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following tables provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance.

The table includes returns both before and after taxes. After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. The benchmark is an unmanaged index, has no expenses, and it is not possible to invest directly in an index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date return as of 6/30/13 (not annualized) was -2.41%. Best Quarter: 8.51% (3Q09). Worst Quarter: -7.75% (4Q08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
SIT MUTUAL FUNDS II INC | Sit Minnesota Tax-Free Income Fund | Sit Minnesota Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	451
10 Years	rr_ExpenseExampleYear10	1,005
2003	rr_AnnualReturn2003	4.42%
2004	rr_AnnualReturn2004	3.68%
2005	rr_AnnualReturn2005	4.44%
2006	rr_AnnualReturn2006	4.92%
2007	rr_AnnualReturn2007	1.04%
2008	rr_AnnualReturn2008	(10.75%)
2009	rr_AnnualReturn2009	22.04%
2010	rr_AnnualReturn2010	3.18%
2011	rr_AnnualReturn2011	10.64%
2012	rr_AnnualReturn2012	7.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.75%)
1 Year	rr_AverageAnnualReturnYear01	7.24%
5 Years	rr_AverageAnnualReturnYear05	5.93%
10 Years	rr_AverageAnnualReturnYear10	4.80%
SIT MUTUAL FUNDS II INC | Sit Minnesota Tax-Free Income Fund | Return after taxes on distributions | Sit Minnesota Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.23%
5 Years	rr_AverageAnnualReturnYear05	5.92%
10 Years	rr_AverageAnnualReturnYear10	4.80%
SIT MUTUAL FUNDS II INC | Sit Minnesota Tax-Free Income Fund | Return after taxes on distributions and sale of Fund shares | Sit Minnesota Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.06%
5 Years	rr_AverageAnnualReturnYear05	5.70%
10 Years	rr_AverageAnnualReturnYear10	4.73%
SIT MUTUAL FUNDS II INC | Sit Minnesota Tax-Free Income Fund | Barclays 5-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	5.28%
10 Years	rr_AverageAnnualReturnYear10	4.26%

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's Financial Highlights, which does not include Acquired Fund Fees and Expenses

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SIT U S GOVERNMENT SECURITIES FUND INC
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2013